Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Liabilities Abstract
Accrued expense	[1]	$ 18,639,422	$ 7,710,337
Individual income tax payable	[2]	5,114,793	517,713
Payroll payable		9,184,865	18,363,373
Borrowing from a third party		489,796	235,383
Unpaid investment	[3]		1,510,455
Others		78,905	9,981
Total		$ 33,507,781	$ 28,347,242

[1]	As of December 31, 2022, accrued expenses mainly consisted of unpaid offering cost of $12.2 million and other accrued expenses.
[2]	As of December 31, 2022, the Group settled the payroll payable accumulated from 2019 to 2022 which resulted in an increase in individual income tax payable.
[3]	In 2016, Tianqi Group entered into an investment agreement with shareholders of Shanghai Chengshi Automobile Service Co., LTD (“Shanghai Chengshi”) to obtain 100% equity interest of Shanghai Chengshi with a total consideration of $1.4 million (RMB9 million). Pursuant to the agreement, Tianqi Group should (a)pay $0.2 million (RMB1 million) on the signing date of the agreement, (b)pay $1.2 million (RMB8 million) in six months after the completion of the alteration with the administrative department for industry and commerce in accordance with law within three working days.